Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of
Trustees of First Trust Enhanced Private
Credit Fund
In planning and performing our audit of
the financial statements of First Trust
Enhanced Private Credit Fund (the
Company) as of and for the period
ended March 31, 2025, in accordance
with the standards of the Public
Company Accounting Oversight Board
(United States) (PCAOB), we
considered the Companys internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Companys internal control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Company is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S.
generally accepted accounting
principles. A companys internal control
over financial reporting includes those
policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.
Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the
Companys annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Companys
internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Companys internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2025.
This report is intended solely for the
information and use of management and
the Board of Trustees of First Trust
Enhanced Private Credit Fund and the
Securities and Exchange Commission
and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Chicago, Illinois
May 30, 2025